Unaudited Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Income and Comprehensive Income - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
Equity in earnings of subsidiaries	$ 610,318	$ 1,029,870
General and administrative expenses	(468)	(380)
NET INCOME	609,850	1,029,490
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(301,162)	(790,857)
COMPREHENSIVE INCOME	$ 308,688	$ 238,633